Statements of Operations (Quarterly) (Quarterly Report [Member], USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Quarterly Report [Member]
Revenues
Operating expenses:
Professional fees
Amortization	5,025	5,025
Licenses and permits
Office expenses	1,080
Advertising
Automobile expenses
Travel expenses
Total operating expenses	6,105	5,025
Loss from operations	(6,105)	(5,025)
Total loss before income taxes	(6,105)	(5,025)
Provision for Income Taxes
Net loss	$ (6,105)	$ (5,025)